Leases - Operating leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building	Dec. 31, 2021 JPY (¥) building
Leases
Number of leased salons | building	232	235	235
Number of leased salons subleased | building	89	104	115
Operating lease costs:
Fixed lease cost	¥ 893,347	¥ 866,730	¥ 801,292
Variable lease cost	45,410	40,661	33,167
Short-term cost	44,115	19,977	38,876
Total	¥ 982,872	¥ 927,368	¥ 873,335